FIDELITY


(registered trademark)
CONTRAFUND
ANNUAL REPORT
DECEMBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     32   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    36   Notes to the financial statements.

REPORT OF INDEPENDENT    43   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            44


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE




DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells stocks that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995      PAST 1   PAST 5    PAST 10
                                     YEAR     YEARS     YEARS

Contrafund                           36.28%   193.77%   488.03%

Contrafund (incl. 3% sales charge)   32.19%   184.96%   470.39%

S&P 500(registered trademark)        37.58%   115.52%   300.54%

Average Growth Fund                  30.79%   113.44%   251.83%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market. To measure how the fund's performance stacked up against its peers, you can compare it to the average growth fund, which reflects the performance of 572 growth funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995      PAST 1   PAST 5   PAST 10
                                     YEAR     YEARS    YEARS

Contrafund                           36.28%   24.05%   19.38%

Contrafund (incl. 3% sales charge)   32.19%   23.30%   19.02%

S&P 500(registered trademark)        37.58%   16.60%   14.89%

Average Growth Fund                  30.79%   16.01%   12.94%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER 10 YEARS
              Contrafund (022)Standard & Poo
     12/31/85         9700.00      10000.00
     01/31/86         9787.75      10056.00
     02/28/86        10749.95      10808.19
     03/31/86        11229.47      11411.29
     04/30/86        11020.23      11282.34
     05/31/86        11299.22      11882.56
     06/30/86        11246.91      12083.37
     07/31/86        10418.65      11407.91
     08/31/86        11098.69      12254.38
     09/30/86        10436.09      11240.94
     10/31/86        11133.57      11889.55
     11/30/86        11133.57      12178.46
     12/31/86        10991.80      11867.91
     01/31/87        12578.75      13466.52
     02/28/87        13347.83      13998.45
     03/31/87        13569.12      14403.00
     04/30/87        13599.30      14274.81
     05/31/87        13720.00      14399.01
     06/30/87        14222.93      15126.15
     07/31/87        14916.98      15893.05
     08/31/87        15460.15      16485.86
     09/30/87        15148.33      16124.82
     10/31/87        10772.81      12651.53
     11/30/87        10179.35      11609.05
     12/31/87        10782.87      12492.50
     01/31/88        11476.92      13018.43
     02/29/88        11999.97      13625.09
     03/31/88        12020.09      13204.07
     04/30/88        12261.49      13350.64
     05/31/88        12090.50      13466.79
     06/30/88        12673.90      14084.92
     07/31/88        12764.43      14031.39
     08/31/88        12482.78      13554.33
     09/30/88        12995.78      14131.74
     10/31/88        13337.77      14524.60
     11/30/88        13237.18      14316.90
     12/31/88        13049.67      14567.45
     01/31/89        13916.21      15633.78
     02/28/89        13833.68      15244.50
     03/31/89        14566.12      15599.70
     04/30/89        15504.87      16409.32
     05/31/89        16309.51      17073.90
     06/30/89        16206.35      16976.58
     07/31/89        17691.85      18509.57
     08/31/89        18197.33      18872.35
     09/30/89        18548.07      18794.98
     10/31/89        17991.01      18358.93
     11/30/89        18403.65      18733.46
     12/31/89        18680.85      19183.06
     01/31/90        17690.03      17895.87
     02/28/90        18057.41      18126.73
     03/31/90        18447.06      18607.09
     04/30/90        18257.80      18141.91
     05/31/90        19983.39      19910.75
     06/30/90        20239.44      19775.36
     07/31/90        19860.92      19712.07
     08/31/90        18313.46      17930.10
     09/30/90        17545.30      17056.91
     10/31/90        17634.36      16983.56
     11/30/90        18680.85      18080.70
     12/31/90        19416.13      18585.15
     01/31/91        21307.39      19395.46
     02/28/91        22918.87      20782.24
     03/31/91        24261.78      21285.17
     04/30/91        24396.07      21336.26
     05/31/91        25951.59      22257.98
     06/30/91        24496.78      21238.57
     07/31/91        26231.37      22228.28
     08/31/91        27551.89      22755.09
     09/30/91        27630.22      22375.08
     10/31/91        28424.77      22674.91
     11/30/91        26925.20      21761.11
     12/31/91        30079.19      24250.58
     01/31/92        30936.91      23799.52
     02/29/92        31940.85      24108.91
     03/31/92        31074.01      23638.79
     04/30/92        31411.11      24333.77
     05/31/92        31748.22      24453.01
     06/30/92        30977.69      24088.66
     07/31/92        31760.26      25073.88
     08/31/92        31170.32      24559.87
     09/30/92        31700.06      24849.67
     10/31/92        32410.39      24936.65
     11/30/92        33975.53      25786.99
     12/31/92        34859.95      26104.17
     01/31/93        35963.99      26323.44
     02/28/93        36201.25      26681.44
     03/31/93        37931.22      27244.42
     04/30/93        38187.51      26585.11
     05/31/93        39699.64      27297.59
     06/30/93        39712.45      27376.75
     07/31/93        40148.15      27267.24
     08/31/93        42095.97      28300.67
     09/30/93        42185.67      28082.76
     10/31/93        42557.29      28664.07
     11/30/93        40955.47      28391.76
     12/31/93        42329.11      28735.30
     01/31/94        43660.47      29712.30
     02/28/94        43347.21      28907.10
     03/31/94        41633.23      27646.75
     04/30/94        42144.66      28000.63
     05/31/94        41909.68      28459.84
     06/30/94        40292.45      27762.57
     07/31/94        41107.98      28673.18
     08/31/94        42821.96      29848.78
     09/30/94        42255.24      29117.49
     10/31/94        43457.79      29772.63
     11/30/94        41481.18      28688.31
     12/31/94        41854.39      29113.76
     01/31/95        41177.09      29868.68
     02/28/95        42835.78      31032.66
     03/31/95        44397.72      31948.44
     04/30/95        46401.97      32889.32
     05/31/95        47521.59      34203.90
     06/30/95        50534.89      34998.46
     07/31/95        54405.18      36159.01
     08/31/95        55123.94      36249.77
     09/30/95        56132.98      37779.51
     10/31/95        55110.12      37644.64
     11/30/95        56561.48      39297.24
     12/29/95        57039.20      40054.10

$10,000 OVER 10 YEARS: Let's say you invested $10,000 in Fidelity Contrafund on December 31, 1985, and paid a 3% sales charge. As the chart shows, by December 31, 1995, the value of your investment would have grown to $57,039 - a 470.39% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $40,054 - a 300.54% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and return
of a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Strong corporate earnings and a
favorable interest rate
environment helped the U.S.
stock market post robust returns
for the 12 months ended
December 31, 1995. The Standard
& Poor's Composite Index of 500
Stocks finished the 12-month
period with a total return of
37.58% (including reinvested
dividends ) - well above its
historical annual average of
roughly 12%. With inflation
posing little threat, interest rates
fell during the first half of 1995.
The Federal Reserve Board cut
the fed funds rate - the rate
banks charge each other for
overnight loans - twice, in July
and December.
Large-capitalization stocks led
the rally, with the weak dollar
helping to bolster overseas
business. Technology companies
posted the strongest earnings
growth and stock price gain,
although they faltered somewhat
in the fourth quarter. Lower
interest rates and continued
merger and acquisition activity
helped financial stocks perform
well. In November, the Dow Jones
Industrial Average closed above
5000 for the first time. Returns
from foreign markets suffered as
investors brought capital back to
the U.S. The Morgan Stanley
Emerging Markets Free Index
was down 5.21% for the 12
months ended December 31. The
Morgan Stanley EAFE (Europe,
Australia, Far East) Index was up
11.21% for the year. European
markets fared well through 1995,
while the Japanese market
recently has shown signs of
recovery.
An interview with Will Danoff, Portfolio Manager of Fidelity Contrafund
Q. HOW DID THE FUND PERFORM, WILL?
A. The fund performed well. For the 12 months ended December 31, 1995, the fund returned 36.28%, better than the average growth fund which appreciated 30.79% for the same time period, according to Lipper Analytical Services.
Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE?
A. The fund beat the average growth fund in 1995 primarily because it invested heavily in technology stocks in the first three quarters of the year and took profits earlier than most funds in the fourth quarter. The fund also de-emphasized sectors sensitive to the consumer and the economy, such as retailing and transportation, which performed poorly in 1995. The second half of the year was dominated by the slowing U.S. economy, which boosted prices of bonds and interest rate-sensitive stocks, but caused many companies, particularly those sensitive to the economy, to report disappointing earnings. The major factor influencing results of the fund and the overall market in the second half of the year was the decline in the share prices of many technology companies. The fund reduced its weighting in technology stocks from almost 40% at the end of June to about 12% at the end of the year. The fund's holdings at the end of the period included several Japanese technology companies, so the fund had a smaller exposure to the domestic technology sector than the overall market.
Q. YOU INCREASED THE FUND'S HOLDINGS IN THE ENERGY SECTOR DURING THE PERIOD. WHAT WAS YOUR STRATEGY?
A. Expectations in the sector were low. I recently read an article in  THE
WALL
 STREET JOURNAL entitled, "For Oil Traders, 1996 Is Looking Bad or Worse." This headline captured the market's pessimistic view of oil prices and also was indicative of its negative bias toward energy stocks. Most energy service stocks have traded sideways for the last five years, performing dramatically worse than the average stock, which has more than doubled during the same period. But, while oil and gas prices have held steady, many of the energy service companies have improved their operations significantly. Many of these companies have cut costs and capital needs meaningfully, increased market shares by acquiring smaller competitors or watching them go out of business, and strengthened their product lines by introducing or acquiring new, often high tech solutions for their customers. Due to these fundamental improvements, companies such as Schlumberger, Camco International and Smith International, which were holdings in the fund at the end of the period, looked attractive even if oil and gas prices were to remain at their end-of-the-year levels. In addition to the energy service companies, the fund also owned positions in some of the international oil companies, such as British Petroleum and Texaco, which, like the service companies, have lowered break-even points, sold poorly performing assets and increased the productivity of both their capital programs and existing operations.
Q. WHERE ELSE DID YOU FIND INVESTMENT OPPORTUNITIES?
A. The fund has raised its weightings in Japan during the past six months. Japanese securities accounted for about 9.4% of the fund at the end of 1995. Japan has been in a bear market for the last five years and many stocks have fallen more than 50% during that time. Expectations for the market and the economy have been extremely low, with many local investors having put their savings everywhere but the Japanese stock market - despite near record low valuations on many stocks. In contrast to the lousy investor sentiment, corporate fundamentals have been improving. Forced by the strengthening yen and the weak domestic economy, Japanese companies have cut costs significantly to stay competitive in the world marketplace and stabilize their eroding profits. Therefore, if the yen weakens or if the new government stimulates the economy successfully, profits for many companies could surge.
Q. YOU BEGAN TO INVEST AGAIN IN THE EMERGING MARKETS . . .
A. That's true. I increased my weighting in emerging markets after reading another article in THE WALL STREET JOURNAL in November. This headline read, "Investors Flee Emerging Markets" and indicated just how washed out those markets appeared to be. The emerging markets reached their highs in late 1993 and the average emerging market mutual fund declined 10% in 1994 and 7% in 1995. Investors were allegedly selling aggressively, but two years too late. Yet valuations had fallen to the bottom of their historic ranges in virtually every Southeast Asian market. And, despite the decline in the markets, economic fundamentals have remained excellent in these emerging markets. Many of these economies have been growing by more than 7% annually and I think the outlook for continued strong corporate growth remains outstanding. Therefore, the fund has initiated positions in companies in these markets which accounted for about 5% of total investments at the end of the period.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. The biggest disappointment during the past six months for me as both manager and a shareholder of the fund was not selling the technology holdings sooner and faster. The investing environment was characterized by excessive optimism as seen in the record number of initial public offerings of small technology companies, the media excitement over Microsoft's Windows 95 and the growing popularity of the Internet, as well as record asset growth for technology sector mutual funds and extremely high valuations relative to corporate profits. In retrospect, holding technology stocks too long hurt the fund's performance in the fourth quarter.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. So far, the fund is positioned cautiously for the first half of the year. Last year's near record bond market performance, which helped propel the stock market to new highs throughout the year, is unlikely to repeat itself. The Federal Reserve Board has already cut interest rates twice in the last six months so the economy, although weak in spots, will probably not deteriorate further. A stronger - or better than expected - economy should push interest rates up and could force the stock market to fall. In addition, the stock market has been trading at very high historic valuation levels relative to corporate earnings and dividends. The market has gone without a 12% correction for over five years - a very long stretch. Given the expensive prices of U.S. stocks currently, the fund is positioned conservatively for opportunities if the market falls this year. I think that, over the long run, an individual company's stock price will follow the company's earnings. Therefore, I am working as hard as ever with Fidelity's research staff to identify those companies that have effective strategies, low cost structures and/or innovative new products to prosper in their industries and increase earnings rapidly over the next several years. These are the companies whose shares I believe have the potential to excel regardless of the overall stock market performance.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to increase the value
of the fund's shares over the
long term by investing in
companies that are
undervalued or out of favor
START DATE: May 17, 1967
SIZE: as of December 31,
1995, more than $14 billion
MANAGER: Will Danoff, since
October 1990; assistant
Fidelity Magellan Fund,
1990; manager, Fidelity
Select Retailing Portfolio,
1986-1989; joined Fidelity
in 1986
(checkmark)
WILL DANOFF ON THE TECHNOLOGY
SECTOR IN 1995:
"While many technology
stocks rose 40% or more in
1995, the group declined
sharply in the fourth quarter. I
think the most important
contributor to the decline was
slowing profit growth, as seen
in third quarter earnings,
leading to a growing
perception that perhaps
expectations were
unrealistically optimistic. In
the semiconductor industry,
production capacity added
rapidly throughout 1994 and
1995 finally overtook demand
and squeezed prices and
margins in such important
product lines as memory.
Consumer personal computer
sales were good, but not as
great as the expectations
created by the introduction of
Microsoft's Windows 95
operating system and Intel's
Pentium microprocessor, and
the media excitement
heralding the expansion of the
Internet. Intense competition
produced disappointing
margins, particularly relative
to the high expectations for
many personal computer and
workstation manufacturers.
Similarly, new technologies
prohibited many networking
companies from increasing
their already high margins
and exceeding profit growth
expectations."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF DECEMBER 31, 1995
                                % OF FUND'S    % OF FUND'S
                                INVESTMENTS    INVESTMENTS
                                               IN THESE STOCKS
                                               6 MONTHS AGO

Chrysler Corp.                  1.6            0.9

General Motors Corp.            1.5            1.6

Schlumberger Ltd.               1.3            0.6

Canon, Inc.                     1.0            0.0

Burlington Northern Sante Fe    1.0            0.5
Corp.

Caterpillar, Inc.               1.0            0.7

Household International, Inc.   0.9            0.6

Travelers, Inc. (The)           0.8            0.8

Boeing Co.                      0.8            0.2

Federal National Mortgage
 Association                    0.8            0.8

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1995
                   % OF FUND'S    % OF FUND'S
                   INVESTMENTS    INVESTMENTS
                                  IN THESE MARKET SECTORS
                                  6 MONTHS AGO

Finance            17.3           15.6

Technology         11.9           39.4

Energy             10.2           4.1

Durables           5.9            4.8

Basic Industries   5.2            3.1

ASSET ALLOCATION
AS OF DECEMBER 31, 1995 * AS OF JUNE 30, 1995 **
Row: 1, Col: 1, Value: 10.8
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 6.0
Row: 1, Col: 4, Value: 41.2
Row: 1, Col: 5, Value: 40.0
Row: 1, Col: 1, Value: 4.1
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 1.9
Row: 1, Col: 4, Value: 45.0
Row: 1, Col: 5, Value: 49.0
Stocks 83.0%
Bonds 5.9%
Others 0.3%
Short-term
investments 10.8%
FOREIGN
INVESTMENTS 20.4%
Stocks 96.6%
Bonds 0.3%
Others 0.0%
Short-term
investments 3.1%
FOREIGN
INVESTMENTS 7.2%
*
**
INVESTMENTS DECEMBER 31, 1995

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 83.0%
                                    SHARES     VALUE (NOTE 1)
                                    (000S)
AEROSPACE & DEFENSE - 3.4%
AEROSPACE & DEFENSE - 2.7%
Alliant Techsystems, Inc. (a)        68,900 $ 3,488
Boeing Co.                        1,550,000  121,481
C A E Industries Ltd. (d)         5,591,900  42,523
General Motors Corp. Class H        600,000  29,475
Harsco Corp.                         80,300  4,667
McDonnell Douglas Corp.             601,000  55,292
Northrop Grumman Corp.              510,800  32,691
Precision Castparts Corp.           218,000  8,666
Rockwell International Corp.        900,000  47,588
Rohr Industries, Inc. (a)(d)        913,200  13,127
Special Devices, Inc. (a)(d)        471,000  6,123
Sundstrand Corp.                    579,000  40,747
                                              405,868
DEFENSE ELECTRONICS - 0.7%
Loral Corp.                       2,150,000  76,056
Tech-Sym Corp. (a)(d)               456,900  14,564
Tracor, Inc. (a)                    636,100  9,223
Trimble Navigation Ltd. (a)         219,300  4,084
                                            103,927
TOTAL AEROSPACE & DEFENSE                   509,795
BASIC INDUSTRIES - 5.2%
CHEMICALS & PLASTICS - 2.4%
Agrium, Inc.                        609,300  9,155
Asahi Chemical Industry Co. Ltd.  6,603,000  50,448
Cambrex Corp. (d)                   515,900  21,345
Cytec Industries, Inc. (a)          470,600  29,354
du Pont (E.I.) de Nemours & Co.     568,800  39,745
IMC Fertilizer Group, Inc.          802,800  32,814
Monsanto Co.                        400,000  49,000
Praxair, Inc.                       880,000  29,590
Raychem Corp.                       314,600  17,893
Rohm & Haas Co.                     324,200  20,870
Sealed Air Corp. (a)                489,400  13,764
Union Carbide Corp.               1,477,300  55,399
                                             369,377
COMMON STOCKS - CONTINUED
                                   SHARES    VALUE (NOTE 1)
                                   (000S)
BASIC INDUSTRIES - CONTINUED
IRON & STEEL - 0.3%
Kobe Steel (a)                  13,238,000 $ 40,841
METALS & MINING - 1.6%
Alcan Aluminium Ltd.               650,000  20,188
Alumax, Inc. (a)                   237,600  7,277
Aluminum Co. of America            950,000  50,231
Bre-X Minerals Ltd. (a)             50,000  1,942
De Beers Consolidated Mines Ltd.
  ADR                              239,000  7,230
Freeport McMoRan Copper & Gold, Inc.:
Class A                            100,000  2,800
 Class B                           560,000  15,750
Freeport McMoRan, Inc. par $0.01   374,200  13,845
Inco Ltd.                        2,352,200  77,798
Phelps Dodge Corp.                  65,000  4,046
QNI Ltd.                         5,684,600  11,991
Sherritt, Inc.                     233,600  3,020
Stillwater Mining Co. (a)(c)       220,600  4,247
Tongkah Holdings BHD (d)         9,587,000  16,312
                                            236,677
PAPER & FOREST PRODUCTS - 0.9%
Arab Malaysian Corp. BHD         6,749,000  24,452
Kimberly-Clark Corp.               950,000  78,613
Malakoff BHD                     8,318,000  29,652
                                            132,717
TOTAL BASIC INDUSTRIES                      779,612
CONGLOMERATES - 1.1%
Grupo Carso SA de CV Class
A-1 (a)                          9,415,000  50,973
Tyco International Ltd.          1,900,000  67,688
United Technologies Corp.          462,800  43,908
                                            162,569
CONSTRUCTION & REAL ESTATE - 3.5%
BUILDING MATERIALS - 1.2%
Armstrong World Industries, Inc.   382,800  23,734
Coflexip sponsored ADR             100,000  1,888
COMMON STOCKS - CONTINUED
                                   SHARES    VALUE (NOTE 1)
                                   (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
BUILDING MATERIALS - CONTINUED
Cooper Cameron Corp. (a)         1,065,400 $ 37,822
Elcor Corp.                        343,600  7,473
Hume Industries BHD              6,798,000  32,665
Manville Corp. (a)               1,628,200  21,370
Masco Corp.                        229,300  7,194
Owens-Corning Fiberglas Corp. (a)  583,400  26,180
USG Corp. (a)                      576,500  17,295
York International Corp.           165,900  7,797
                                            183,418
CONSTRUCTION - 1.3%
Castle & Cooke, Inc.               158,800  2,156
Centex Corp.                        11,700  407
Clayton Homes, Inc.                359,125  7,676
Daiwa House Industry Co. Ltd.    2,983,000  49,042
Lennar Corp.                       696,700  17,505
Oakwood Homes Corp.                767,500  29,453
Sekisui House Ltd.               2,518,000  32,145
Toll Brothers, Inc. (a)            699,900  16,098
YTL Corp. BHD                    4,717,500  29,728
                                             184,210
ENGINEERING - 0.5%
EG & G, Inc.                       260,800  6,324
Fluor Corp.                        807,300  53,282
Foster Wheeler Corp.               457,300  19,435
                                            79,041
REAL ESTATE - 0.0%
Bandar Raya Development BHD      4,483,000  6,392
REAL ESTATE INVESTMENT TRUSTS - 0.5%
CWM Mortgage Holdings, Inc.        278,500  4,735
Crescent Real Estate
  Equities, Inc.                 1,092,800  37,290
Felcor Suite Hotels, Inc.          361,000  10,018
Public Storage, Inc.               187,000  3,553
Realty Income Corp.                 71,000  1,598
Starwood Lodging Trust combined
  certificate (SBI)                220,700  6,566
Storage Trust Realty (SBI)          30,000  683
Weingarten Realty Investors (SBI)   55,000  2,090
                                             66,533
TOTAL CONSTRUCTION & REAL ESTATE             519,594
COMMON STOCKS - CONTINUED
                                   SHARES    VALUE (NOTE 1)
                                   (000S)
DURABLES - 5.9%
AUTOS, TIRES, & ACCESSORIES - 4.5%
Borg-Warner Automotive, Inc.       77,800 $ 2,490
Chrysler Corp.                  4,300,000  238,112
Dana Corp.                      1,264,200  36,978
Echlin, Inc.                      335,900  12,260
General Motors Corp.            4,200,000  222,075
Harvard Industries, Inc.
  Class B (a)                      46,000  1,173
Honda Motor Co. Ltd.            3,535,000  72,820
Intermet Corp. (a)                285,000  2,993
Lear Seating Corp. (a)          2,427,600  70,400
Magna International, Inc.
    Class A                       182,900  7,876
SPX Corp.                         241,800  3,839
                                           671,016
CONSUMER DURABLES - 0.0%
Blount International, Inc.
   Class A                        148,100  3,888
CONSUMER ELECTRONICS - 0.7%
Black & Decker Corp.              377,700  13,314
Maytag Co.                      1,333,900  27,011
Oyl Industries BHD              3,150,000  24,441
Sony Corp.                        665,000  39,810
                                           104,576
TEXTILES & APPAREL - 0.7%
Adidas AG (a)(c)                   62,000  3,272
Adidas AG (a)                     289,000  15,254
Chaus (Bernard), Inc. (a)       1,359,000  4,926
Intimate Brands, Inc. Class A   1,350,000  20,250
Liz Claiborne, Inc.               271,000  7,520
NIKE, Inc. Class B                175,000  12,184
Warnaco Group, Inc. Class A     1,345,400  33,635
                                           97,041
TOTAL DURABLES                             876,521
ENERGY - 10.2%
ENERGY SERVICES - 5.6%
Arethusa Offshore Ltd.            870,000  24,360
BJ Services Co. (a)               279,100  8,094
Baker Hughes, Inc.                754,600  18,393
COMMON STOCKS - CONTINUED
                                  SHARES    VALUE (NOTE 1)
                                  (000S)
ENERGY - CONTINUED
ENERGY SERVICES - CONTINUED
Diamond Offshore Drilling,
   Inc. (a)                      493,800 $ 16,666
Dresser Industries, Inc.       1,622,400  39,546
ENSCO International, Inc. (a)  2,107,300  48,468
Energy Ventures, Inc. (a)        498,800  12,595
Falcon Drilling, Inc. (a)(d)     263,400  3,951
Global Marine, Inc. (a)          500,000  4,375
Halliburton Co.                1,570,800  79,522
Hornbeck Offshore Services,
  Inc. (a)                       411,200  8,070
Nabors Industries, Inc. (a)    2,693,500  29,965
Oceaneering International,
   Inc. (a)                      752,900  9,694
Reading & Bates Corp. (a)      1,852,600  27,789
Smedvig AS (d)                 1,577,300  31,822
Schlumberger Ltd.              2,815,200  194,953
Smith International, Inc.
   (a)(d)                      3,847,000  90,405
Sonat Offshore Drilling,
   Inc. (d)                    1,546,600  69,210
Tidewater, Inc.                2,463,600  77,603
Varco International, Inc. (a)  1,483,900  17,807
Weatherford Enterra, Inc. (a)    666,380  19,242
                                          832,530
INDEPENDENT POWER - 0.3%
Thermo Electron Corp. (a)        785,800  40,862
OIL & GAS - 4.3%
Anadarko Petroleum Corp.         160,000  8,660
Barrett Resources Corp. (a)      165,600  4,865
British Petroleum PLC ADR      1,129,300  115,330
Camco International, Inc. (d)  2,429,900  68,033
Canada Occidental Petroleum
  Ltd.                           562,500  18,450
Chesapeake Energy Corp. (a)      499,650  16,613
Coastal Corp. (The)              775,100  28,872
Devon Energy Corp.               100,400  2,560
Kerr-McGee Corp.                 357,600  22,708
Mobil Corp.                      700,000  78,400
Murphy Oil Corp.                  24,200  1,004
Newfield Exploration Co. (a)     558,600  15,082
Northstar Energy Corp. (a)       926,200  9,504
Phillips Petroleum Co.           300,000  10,238
Pogo Producing Co.               541,900  15,309
Renaissance Energy Ltd. (a)    2,000,000  49,841
COMMON STOCKS - CONTINUED
                                 SHARES    VALUE (NOTE 1)
                                 (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Texaco, Inc.                    1,453,500 $ 114,100
Tosco Corp.                       289,100  11,022
Union Pacific Resources Group,
  Inc.                          1,333,700  33,843
Unocal Corp.                      300,000  8,738
Vintage Petroleum, Inc.           753,000  16,943
                                           650,115
TOTAL ENERGY                               1,523,507
FINANCE - 17.3%
BANKS - 6.7%
Bancorp Hawaii, Inc.               21,600  775
Bangkok Bank Ltd.               3,619,300  43,966
Bank International Indonesia
  PT Ord.                       2,523,000  8,359
Bank of New York Co., Inc.      1,000,000  48,750
BankAmerica Corp.               1,000,000  64,750
Chase Manhattan Corp.             485,000  29,403
Chemical Banking Corp.          1,699,600  99,852
Dai-Ichi Kangyo Bank            1,790,000  35,142
First Bank System, Inc.           765,000  37,963
First Hawaiian, Inc.                5,000  150
First Interstate Bancorp          529,600  72,290
Fleet Financial Group, Inc.       751,708  30,632
Fuji Bank                       1,670,000  36,824
HSBC Holdings PLC               3,412,000  51,627
Hong Leong Bank BHD             2,289,000  6,311
Hong Leong Bank BHD (rights)
  (a)                             321,750  65
Krung Thai Bank:
(Loc. Reg.)                     5,820,700  24,031
 (For. Reg.)                      921,500  3,805
Mitsubishi Bank of Japan        2,011,000  47,260
Mitsubishi Trust & Banking
  Corp.                         4,000,000  66,538
Mitsui Trust and Banking        3,366,000  36,785
Sakura Bank Ltd.                3,416,000  43,278
Siam City Bank PCL (For. Reg.)  8,650,200  9,958
Sumitomo Bank                   2,302,000  48,756
Sumitomo Trust & Banking Co.
  Ltd.                          4,000,000  56,480
Thai Farmers Bank PCL           1,954,500  19,708
Thai Military Bank Ltd.
  (For. Reg.)                   3,387,740  13,718
Wells Fargo & Co.                 295,200  63,763
                                           1,000,939
COMMON STOCKS - CONTINUED
                                  SHARES   VALUE (NOTE 1)
                                  (000S)
FINANCE - CONTINUED
CLOSED END INVESTMENT COMPANY - 0.5%
Asia Tigers Fund, Inc.            325,100 $ 3,617
Alliance Global Environment Fund  163,000  1,650
Asia Pacific Fund, Inc.           315,400  4,376
Emerging Tigers Fund, Inc.        333,300  4,333
Emerging Markets Infrastructure
  Fund, Inc.                      314,700  3,304
GT Global Developing Markets
  Fund                            624,000  6,084
Malaysia Fund, Inc.                93,400  1,588
Mexico Fund, Inc. (The)           411,500  5,298
Morgan Stanley Emerging Markets
  Fund, Inc.                      381,900  6,015
Morgan Stanley Asia-Pacific
  Fund, Inc.                    1,608,500  21,514
Schroder Asian Growth Fund,
  Inc. (a)                        466,500  5,598
TCW/DW Emerging Markets
  Opportunities Trust (SBI)       233,600  2,365
Templeton Dragon Fund, Inc.       735,500  9,837
Templeton Emerging Markets Fund,
  Inc.                            164,400  3,062
                                          78,641
CREDIT & OTHER FINANCE - 2.7%
Acom Co. Ltd.                     404,100  16,869
American Express Co.            2,380,300  98,485
Bank of Tokyo                   1,983,000  34,712
Beneficial Corp.                  383,800  17,895
Green Tree Financial Corp.        967,400  25,515
Greenpoint Financial Corp.      1,471,500  39,363
Household International, Inc.   2,200,000  130,075
Hong Leong Credit BHD           2,811,000  13,950
Hong Leong Finance Ltd. (For.
  Reg.)                         1,199,000  4,086
Industrial Finance Corp.
  (For. Reg.)                   3,201,200  10,866
PHH Corp.                         138,600  6,480
Public Finance BHD (For. Reg.)    302,000  654
TA Enterprise BHD               7,017,000  8,512
                                            407,462
FEDERAL SPONSORED CREDIT - 1.2%
Federal Home Loan Mortgage Corp.  630,000  52,605
Federal National Mortgage
Association                       977,900  121,382
                                           173,987
INSURANCE - 4.0%
Aetna Life & Casualty Co.         450,000  31,163
Allmerica Financial Corp.         795,700  21,484
Allstate Corp.                  2,785,000  114,529
American Financial Group, Inc.    393,000  12,036
American International Group,
  Inc.                            601,400  55,630
COMMON STOCKS - CONTINUED
                                  SHARES   VALUE (NOTE 1)
                                  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
American Reinsurance Corp.       100,000 $ 4,088
CIGNA Corp.                      521,500  53,845
Exel Ltd.                         50,000  3,050
Gainsco, Inc.                    506,400  5,760
General Re Corp.                   8,700  1,349
Gryphon Holdings, Inc. (a)       105,000  2,021
HealthCare COMPARE Corp. (a)      20,900  909
MGIC Investment Corp.            613,900  33,304
Mid Ocean Ltd.                   625,000  23,203
Old Republic International
   Corp.                         274,500  9,745
Reliastar Financial Corp.        495,000  21,966
Renaissance RE Holdings (a)       75,000  2,278
SunAmerica, Inc.                 600,000  28,500
Tokio Marine & Fire Insurance
   Co. Ltd. (The)              2,385,000  31,139
Travelers, Inc. (The)          1,950,000  122,606
20th Century Industries (a)      325,100  6,461
US Facilities Corp.              205,200  4,386
                                          589,452
SAVINGS & LOANS - 1.2%
Ahmanson (H.F.) & Co.          1,300,000  34,450
Charter One Financial Corp.      625,000  19,141
Coast Savings Financial,
   Inc. (a)                       31,400  1,087
Glendale Federal Bank Federal
   Savings Bank (a)(d)         2,169,700  37,970
Golden West Financial Corp.      568,600  31,415
Great Western Financial Corp.    948,731  24,193
Long Island Bancorp, Inc.      1,003,700  26,473
Standard Financial, Inc. (a)     646,600  9,457
                                          184,186
SECURITIES INDUSTRY - 1.0%
Alliance Capital Management LP   441,300  10,205
Bear Stearns Companies, Inc.     474,900  9,439
Edwards (A.G.), Inc.             326,700  7,800
Nikko Securities Co. Ltd.      3,554,000  45,714
Nomura Securities Co. Ltd.     2,839,000  61,776
Quick & Reilly Group, Inc.
   (The)                         170,200  3,489
Peregrine Investments Holdings
   Ltd.                        9,882,000  12,787
Schwab (Charles) Corp.            24,700  497
                                          151,707
TOTAL FINANCE                             2,586,374
COMMON STOCKS - CONTINUED
                                 SHARES   VALUE (NOTE 1)
                                 (000S)
HEALTH - 4.3%
DRUGS & PHARMACEUTICALS - 1.0%
Alliance Pharmaceutical
  Corp. (a)                   1,108,800 $ 15,107
Amgen, Inc. (a)                 149,200  8,859
Biogen, Inc. (a)                 45,000  2,768
Cytel Corp. (a)                 550,000  3,369
Genentech, Inc. special (a)      73,900  3,917
Gilead Sciences, Inc. (a)       500,000  16,000
Human Genome Sciences, Inc. (a) 150,000  5,738
Sepracor, Inc. (a)(d)         1,597,600  29,354
Sequus Pharmaceuticals,
   Inc. (a)                     697,800  9,944
Takeda Chemical Industries Ltd. 966,000  15,882
Thermotrex Corp. (a)            165,100  8,255
Watson Pharmaceuticals,
   Inc. (a)                     659,500  32,316
                                         151,509
MEDICAL EQUIPMENT & SUPPLIES - 1.5%
AMSCO International, Inc. (a)    44,000  655
Becton, Dickinson & Co.         250,000  18,750
Boston Scientific Corp. (a)     230,000  11,270
Circon Corp. (a)                 65,000  1,316
Coherent, Inc. (a)               47,800  1,936
Haemonetics Corp. (a)           222,700  3,953
Hoya Corp.                    1,964,000  67,429
Medtronic, Inc.                 825,000  46,097
Nellcor, Inc. (a)               700,000  40,600
Pall Corp.                      577,700  15,526
Thermedics, Inc. (a)            286,500  7,950
U.S. Surgical Corp.             360,000  7,695
                                          223,177
MEDICAL FACILITIES MANAGEMENT - 1.8%
ARV Assisted Living, Inc. (a)   195,600  2,298
Columbia/HCA Healthcare Corp. 1,285,000  65,214
Foundation Health Corp. (a)     675,000  29,025
HEALTHSOUTH Rehabilitation
   Corp. (a)                  3,300,000  96,112
Health Management Associates,
  Inc. Class A (a)            1,155,500  30,187
Healthsource, Inc. (a)          115,100  4,144
Magellan Health Services, Inc.  125,400  3,010
PacifiCare Health Systems,
   Inc. (a)                      75,000  6,525
COMMON STOCKS - CONTINUED
                                SHARES   VALUE (NOTE 1)
                                (000S)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - CONTINUED
Renal Treatment Centers,
   Inc. (a)                    72,300 $ 3,181
Safeguard Health Enterprises,
   Inc. (a)                    66,000  743
United HealthCare Corp.       507,300  33,228
                                       273,667
TOTAL HEALTH                           648,353
HOLDING COMPANIES - 0.3%
Astra International PT
   (For. Reg.)              9,529,500  19,796
Berjaya Group BHD           7,469,000  4,824
Lonrho Ltd. Ord.            3,949,900  10,781
Malaysian Plantations
   BHD (d)                 14,016,000  15,150
                                       50,551
INDUSTRIAL MACHINERY & EQUIPMENT - 5.1%
ELECTRICAL EQUIPMENT - 1.5%
Adflex Solutions (a)(d)       509,300  13,624
Adtran, Inc. (a)              407,800  22,149
Allen Group, Inc. (The)       184,600  4,130
AMETEK, Inc.                  617,000  11,569
Avid Technology, Inc. (a)     980,000  18,620
BMC Industries, Inc.          658,300  15,305
Computer Products, Inc.
   (a)(d)                   1,450,300  16,678
Emerson Electric Co.           72,400  5,919
Mitsubishi Electric Co.
   Ord.                     3,740,000  26,874
Omron Corp.                 2,991,000  68,845
Roper Industries, Inc.         30,000  1,103
United Engineers BHD        2,356,000  15,032
Westinghouse Electric Corp.   200,000  3,300
                                       223,148
INDUSTRIAL MACHINERY & EQUIPMENT - 3.2%
AGCO Corp.                    315,000  16,065
Case Corp.                    883,400  40,416
Caterpillar, Inc.           2,498,100  146,765
Cincinnati Milacron, Inc.     220,300  5,783
Deere & Co.                 2,365,800  83,394
COMMON STOCKS - CONTINUED
                              SHARES   VALUE (NOTE 1)
                              (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
Gleason Corp. (d)            283,500 $ 9,214
Goulds Pumps, Inc.           194,400  4,860
Harnischfeger Industries,
   Inc.                    1,000,000  33,250
Ingersoll-Rand Co.         1,935,700  67,991
MTS Systems Corp.             68,000  2,244
Parker-Hannifin Corp.        667,400  22,858
Regal-Beloit Corp.           134,700  2,930
Toro Co.                     556,300  18,288
UCAR International, Inc. (a) 559,000  18,866
Van Der Horst Ltd.         2,573,000  13,008
                                      485,932
POLLUTION CONTROL - 0.4%
Republic Industries, Inc.    120,000  4,335
Sanifill, Inc. (a)           312,100  10,416
Sevenson Environmental
   Services, Inc. (d)        435,700  7,570
Thermo Instrument Systems,
   Inc. (a)                  112,625  3,041
United Waste Systems,
   Inc. (a)                  614,900  22,905
Zurn Industries, Inc.        590,400  12,620
                                      60,887
TOTAL INDUSTRIAL MACHINERY &
   EQUIPMENT                          769,967
MEDIA & LEISURE - 2.9%
BROADCASTING - 0.9%
American Radio Systems Corp.
   Class A (a)(d)            403,300  11,292
Citicasters, Inc.            560,950  13,252
Comcast Corp. Class A        318,700  5,617
EZ Communications, Inc.
   Class A (a)(d)            576,700  10,381
Emmis Broadcasting Corp.
   Class A (a)(d)            779,700  24,171
Grupo Televisa SA de CV
   sponsored ADR           1,400,000  31,500
Heritage Media Corp.
   Class A (a)                61,700  1,581
Home Shopping Network, Inc.
   (a)                       500,000  4,500
Lin Television Corp. (a)     452,100  13,451
Renaissance Communications
   Corp. (a)                 443,800  9,819
Sinclair Broadcast Group,
   Inc. Class A (a)          309,700  5,342
                                      130,906
COMMON STOCKS - CONTINUED
                             SHARES   VALUE (NOTE 1)
                             (000S)
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - 0.1%
Multi-Purpose Holdings
   BHD                   12,703,000 $ 18,612
LEISURE DURABLES & TOYS - 0.4%
Champion Enterprises,
   Inc. (a)                 765,000  23,619
Harley Davidson, Inc.       195,000  5,606
Hasbro, Inc.                185,000  5,735
Mattel, Inc.                545,000  16,759
Polaris Industries, Inc.    220,900  6,489
                                     58,208
LODGING & GAMING - 0.6%
Extended Stay America,
   Inc. (a)                 300,000  8,250
Grand Palais Enterprises,
   Inc. (a)(b)(d)           398,400  -
HFS, Inc. (a)               635,000  51,911
Hemmeter Enterprises, Inc.
   (warrants) (a)           398,400  -
Players International,
   Inc. (a)                 586,850  6,272
Showboat, Inc. (d)          970,550  25,598
                             92,031
PUBLISHING - 0.5%
Belo (A.H.) Corp. Class A    50,000  1,738
K-III Communications Corp.
   (a)                      548,200  6,647
Knight-Ridder, Inc.         216,400  13,525
Meredith Corp.              230,000  9,631
New York Times Co. (The)
  Class A                   246,800  7,311
Scripps (E.W.) Co. Class A  262,800  10,348
Times Mirror Co. Class A    525,800  17,811
                                     67,011
RESTAURANTS - 0.4%
Lone Star Steakhouse
   Saloon (a)               458,300  17,587
Outback Steakhouse,
   Inc. (a)                 835,100  29,959
Starbucks Corp. (a)         836,600  17,569
                                     65,115
TOTAL MEDIA & LEISURE   431,883
NONDURABLES - 1.7%
AGRICULTURE - 0.1%
Pioneer Hi-Bred
   International, Inc.      355,000  19,747
COMMON STOCKS - CONTINUED
                            SHARES   VALUE (NOTE 1)
                            (000S)
NONDURABLES - CONTINUED
BEVERAGES - 0.4%
Sapporo Brewery            435,000 $ 4,037
Kirin Brewery Co. Ltd.   2,265,000  26,724
Seagram Co. Ltd.         1,085,000  37,377
                                     68,138
FOODS - 0.6%
Chiquita Brands
  International, Inc.      445,400  6,124
Dole Food, Inc.            476,400  16,674
Flowers Industries, Inc.   250,000  3,031
Interstate Bakeries Corp.   36,000  806
Nabisco Holdings Class A 1,150,000  37,519
Ralston Purina Co.         352,800  22,006
                            86,160
HOUSEHOLD PRODUCTS - 0.3%
DSG International Ltd.     135,500  1,694
Estee Lauder Companies,
  Inc. (a)                 300,000  10,463
Metro Pacific, Inc.
  Class B (d)          151,447,000  28,002
Paragon Trade Brands,
   Inc. (a)                180,000  4,208
                                    44,367
TOBACCO - 0.3%
Gudang Garam PT
  Perusahaan             1,274,500  13,322
Sampoerna Hanjaya Mandala
   (For. Reg.)           2,596,000  27,021
Souza Cruz Industria
  Comerico                  81,900  462
                                    40,805
TOTAL NONDURABLES                   259,217
PRECIOUS METALS - 1.1%
Agnico Eagle Mines Ltd.    227,300  2,853
Ashanti Goldfields GDR (c) 416,000  8,320
Barrick Gold Corp.         900,000  23,748
Euro-Nevada Mining Corp.   428,500  15,625
Firstmiss Gold, Inc. (a)   591,556  13,162
Franco Nevada Mining
  Corp.                    252,200  14,742
Kinross Gold Corp. (a)   3,550,000  27,646
Newmont Mining Corp.       955,900  43,254
Pegasus Gold, Inc. (a)     188,000  2,618
Western Mining Holdings
  Ltd.                   2,414,800  15,497
                                    167,465
COMMON STOCKS - CONTINUED
                          SHARES    VALUE (NOTE 1)
                          (000S)
RETAIL & WHOLESALE - 3.3%
APPAREL STORES - 0.9%
Burton Group PLC Ord.    4,000,000 $ 8,343
Cato Corp. Class A (d)   1,984,200  15,378
Gap, Inc.                  830,000  34,860
Goody's Family Clothing
  (d)                    1,559,500  13,646
Limited, Inc. (The)      1,650,000  28,669
Storehouse PLC           1,250,000  6,474
TJX Companies, Inc.      1,453,300  27,431
Wet Seal, Inc. Class A
   (a)                     170,000  1,148
                                    135,949
DRUG STORES - 0.3%
Revco (D.S.), Inc. (a)     991,600  28,013
Rite Aid Corp.             520,500  17,827
                                    45,840
GENERAL MERCHANDISE STORES - 0.1%
Kohls Corp. (a)            113,600  5,964
Stein Mart, Inc. (a)       467,000  5,137
Value City Department
   Stores, Inc. (a)        452,100  3,052
                                    14,153
GROCERY STORES - 1.2%
Loblaw Companies Ltd.      668,900  15,137
Provigo, Inc. (a)        3,083,500  18,645
Richfood Holdings, Inc.
  Class A (d)            1,781,300  47,650
Rykoff-Sexton, Inc. (d)  1,105,375  19,344
Safeway, Inc. (a)          707,100  36,416
Smith's Food & Drug
   Center, Inc.            217,000  5,479
Stop & Shop Companies,
   Inc. (a)                941,000  21,761
Vons Companies, Inc. (a)   602,000  17,007
                                    181,439
RETAIL & WHOLESALE, MISCELLANEOUS - 0.8%
Friedmans, Inc. Class A
   (a)                     234,000  4,505
Great Universal Stores
   PLC Ord Class A         750,000  7,961
Home Depot, Inc. (The)   1,520,000  72,770
Lowe's Companies, Inc.      96,500  3,233
Sunglass Hut
  International, Inc. (a)  727,700  17,280
Tiffany & Co., Inc.         86,800  4,373
U.S. Office Products
   Co. (a)                   8,000  182
                                    110,304
TOTAL RETAIL & WHOLESALE            487,685
COMMON STOCKS - CONTINUED
                            SHARES   VALUE (NOTE 1)
                            (000S)
SERVICES - 0.5%
PRINTING - 0.1%
Alco Standard Corp.        180,000 $ 8,213
Devon Group, Inc. (a)      203,650  5,918
                                    14,131
SERVICES - 0.4%
APAC Teleservices, Inc.
  (a)                      142,000  4,739
Block (H&R), Inc.          375,000  15,188
CDI Corp. (a)               24,300  437
HCIA, Inc. (a)              14,300  669
National Service
   Industries, Inc.        152,800  4,947
Robert Half
   International, Inc. (a) 309,000  12,939
Veterinary Centers of
   America, Inc. (a)       197,800  3,338
Zebra Technologies
   Corp. Class A (a)       300,600  10,220
                                     52,477
TOTAL SERVICES   66,608
TECHNOLOGY - 11.9%
COMMUNICATIONS EQUIPMENT - 1.2%
ADC Telecommunications,
  Inc. (a)                 693,600  25,316
Aspect Telecommunications
    Corp. (a)              193,200  6,472
Cisco Systems, Inc. (a)    655,700  48,932
DSP Communications, Inc.
   (a)                     223,600  9,755
Digital Link Corp. (a)     497,300  7,024
Dynatech Corp. (a)(d)    1,136,400  19,319
Ericsson (L.M.) Telephone
    Co. Class B ADR        110,900  2,163
Global Village
   Communication (a)       271,700  5,264
Inter-Tel, Inc. (a)         12,700  196
Jabil Circuit, Inc. (a)    560,800  6,309
Newbridge Networks Corp.
   (a)                     100,000  4,138
Octel Communications Corp.
    (a)                    740,000  23,865
U.S. Robotics Corp.        270,500  23,736
                                    182,489
COMPUTER SERVICES & SOFTWARE - 2.3%
Acxiom Corp. (a)           655,000  17,931
Affiliated Computer
  Services Class A (a)      25,000  938
American Management
   Systems, Inc. (a)       442,000  13,260
Ascend Communications,
   Inc. (a)                305,500  24,780
COMMON STOCKS - CONTINUED
                            SHARES   VALUE (NOTE 1)
                            (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
BDM International, Inc.
   (a)(d)                  232,500 $ 6,743
CUC International,
   Inc. (a)                350,000  11,944
CACI International, Inc.
   Class A (a)(d)          668,300  7,936
Ceridian Corp. (a)       1,829,541  75,469
CompuCom Systems, Inc.
   (a)                     585,000  5,558
Computer Sciences
   Corp. (a)               217,800  15,300
CyCare Systems, Inc. (d)   422,200  10,819
General Motors Corp.
   Class E                 342,000  17,784
Hogan Systems, Inc. (a)    141,200  1,924
Ikos Systems, Inc. (a)     107,500  1,196
McAfee Associates, Inc.
   (a)                     212,500  9,323
Mentor Graphics Corp. (a)  911,900  16,642
Mercury Interactive Group
   Corp. (a)               344,200  6,282
MetaTools, Inc. (a)        145,600  3,786
Oracle Systems Corp. (a) 1,374,800  58,257
Progress Software Corp.
   (a)(d)                  871,800  32,693
Project Software &
   Development, Inc. (a)    87,200  3,041
Technology Solutions,
   Inc. (a)                147,000  2,867
                                    344,473
COMPUTERS & OFFICE EQUIPMENT - 5.5%
Adaptec, Inc. (a)          289,700  11,878
Bell & Howell Holdings
   Co. (a)                 277,000  7,756
Boca Research, Inc. (a)    106,600  2,825
Canon, Inc.              8,500,000  153,722
Compaq Computer Corp.
   (a)                   1,550,000  74,400
Conner Peripherals, Inc.
   (a)                   2,010,000  42,210
Dell Computer Corp. (a)    294,600  10,201
Diebold, Inc.              429,100  23,761
Digital Equipment Corp.
   (a)                   1,417,100  90,872
Discreet Logic, Inc. (a)   206,300  5,158
Filenet Corp. (a)(d)       951,000  44,697
Gateway 2000, Inc. (a)   1,134,800  27,803
Hewlett-Packard Co.        563,500  47,193
In Focus Systems, Inc. (a) 497,500  17,972
Intergraph Corp. (a)       283,200  4,460
Kronos, Inc. (a)(d)        450,100  21,380
MICROS Systems, Inc. (a)   385,000  18,961
SCI Systems, Inc. (a)      625,500  19,391
COMMON STOCKS - CONTINUED
                           SHARES   VALUE (NOTE 1)
                           (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
Safeguard Scientifics,
  Inc. (a)                 112,900 $ 5,589
Seagate Technology (a)   1,100,000  52,250
Silicon Graphics, Inc. (a) 352,000  9,680
Sun Microsystems, Inc.
  (a)                    2,497,500  113,948
Symbol Technologies,
  Inc. (a)                  50,000  1,975
Western Digital Corp. (a)  602,700  10,773
Xerox Corp.                 54,000  7,398
                           826,253
ELECTRONIC INSTRUMENTS - 0.2%
Measurex Corp.             339,100  9,580
Optical Coating
   Laboratory, Inc.        210,000  2,336
Tektronix, Inc.             91,400  4,490
Varian Associates, Inc.    109,700  5,238
                                    21,644
ELECTRONICS - 1.9%
AVX Corp.                  194,600  5,157
Actel Corp. (a)            383,400  4,122
Analog Devices, Inc. (a)   107,900  3,817
Arrow Electronics, Inc.
   (a)                     169,500  7,310
Atmel Corp. (a)          1,156,400  25,872
Avnet, Inc.                155,700  6,968
Chips & Technologies,
   Inc. (a)                110,000  990
Continental Circuits
   Corp. (a)               182,600  2,967
Dovatron International,
   Inc. (a)                157,000  5,299
Flextronics
   International (a)       314,900  9,447
Hirose Electric Co. Ltd.   365,000  20,971
International Rectifier
   Corp.                 1,449,200  36,230
Kemet Corp. (a)            575,000  13,728
Kent Electronics Corp. (a) 135,900  7,933
Linear Technology Corp.  1,216,200  47,736
Maxim Integrated
   Products, Inc. (a)      423,000  16,286
Rohm Co. Ltd.              600,000  33,830
SGS Thomson
   Microelectronics NV (a)  50,000  2,013
Solectron Corp. (a)        275,000  12,134
Thomas & Betts Corp.       153,100  11,291
Truevision, Inc. (a)(d)    739,600  3,652
Xilinx, Inc. (a)           100,000  3,050
Zycon Corp. (a)(d)         356,700  4,013
                                    284,816
COMMON STOCKS - CONTINUED
                           SHARES   VALUE (NOTE 1)
                           (000S)
TECHNOLOGY - CONTINUED
PHOTOGRAPHIC EQUIPMENT - 0.8%
Eastman Kodak Co.          550,000 $ 36,850
Fuji Photo Film Co. Ltd. 2,221,000  64,009
Konica Corp.               765,000  5,534
Polaroid Corp.             291,900  13,829
                                    120,222
TOTAL TECHNOLOGY                    1,779,897
TRANSPORTATION - 3.7%
AIR TRANSPORTATION - 1.4%
Alaska Air Group, Inc. (a) 370,500  6,021
America West Airlines,
   Inc. Class B (a)         11,200  190
Atlantic Southeast
   Airlines, Inc.          256,400  5,513
Comair Holdings, Inc.    1,010,200  27,149
Delta Air Lines, Inc.      687,500  50,789
KLM Royal Dutch Airlines
   Ord.                    738,729  25,911
Northwest Airlines Corp.
   Class A (a)           1,051,400  53,621
Southwest Airlines Co.     812,600  18,893
UAL Corp. (a)              133,100  23,758
                                    211,845
RAILROADS - 2.3%
Bombardier, Inc. Class B 2,420,000  31,927
Burlington Northern
   Santa Fe Corp.        1,948,300  151,968
CSX Corp.                2,060,000  93,988
Canadian Pacific Ltd.
   Ord.                    850,000  15,497
Wisconsin Central
Transportation Corp. (a)   786,300  51,699
                                    345,079
TOTAL TRANSPORTATION                556,924
UTILITIES - 1.6%
CELLULAR - 0.3%
Advanced Information
Services (Loc. Reg.)(a)    894,000  15,829
Arch Communications Group,
 Inc. (a)                  295,428  7,090
BCE Mobile Communications,
 Inc. (a)                    1,000  34
Mobile Telecommunications
Technologies, Inc. (a)     800,200  17,104
Palmer Wireless, Inc. (a)  209,100  4,600
                                    44,657
COMMON STOCKS - CONTINUED
                           SHARES   VALUE (NOTE 1)
                           (000S)
UTILITIES - CONTINUED
ELECTRIC UTILITY - 0.2%
Korea Electric Power Corp.
ADR                       119,400 $ 3,194
Korea Electric Power
Corp.                     696,400  29,889
                                   33,083
TELEPHONE SERVICES - 1.1%
Frontier Corp.            457,200  13,716
Tel-Save Holdings, Inc.
(a)(d)                    243,600  3,380
Telefonos de Mexico SA
sponsored ADR representing
shares
Ord. Class L              975,000  31,078
WorldCom, Inc. (a)      3,050,000  107,513
                                   155,687
TOTAL UTILITIES                    233,427
TOTAL COMMON STOCKS
(Cost $10,740,700)                 12,409,949
CONVERTIBLE PREFERRED STOCKS - 0.0%
HEALTH - 0.0%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
U.S. Surgical Corp. $2.20 (c)
(Cost $7,265)  250,000  6,313
U.S. TREASURY OBLIGATIONS - 9.9%
                      PRINCIPAL
                      AMOUNT (000S)
U.S. Treasury Bills, yield at date of
purchase 5.22%,
3/21/96                 $ 600,000  593,573
7 1/4%, 2/ 15/23          122,300  139,843
6 1/4%, 8/15/23            71,000  73,053
7 1/2%, 11/15/24          120,190  144,472
7 5/8%, 2/15/25           238,970  292,215
6 7/8%, 8/15/25           209,660  236,457
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,448,239)                  1,479,613
REPURCHASE AGREEMENTS - 6.8%
                        MATURITY      VALUE (NOTE 1)
                        AMOUNT (000S) (000S)
Investments in repurchase agreements,
(U.S. Treasury obligations), in a joint
trading account at 5.88% dated
12/29/95 due 1/2/96    $ 1,011,320 $ 1,010,660
PURCHASED OPTIONS - 0.3%
                                         UNDERLYING FACE
                        EXPIRATION DATE/ AMOUNT AT VALUE
                           STRIKE PRICE     (000S)
200,000 Citibank OTC Put
 Options on Japanese Yen  July 96/96.69      $ 186,823      12,500
195,000 Swiss Bank Corp. OTC Put
Options on Japanese Yen   May 96/96.85       182,453        11,837
200,000 Swiss Bank Corp. OTC Put
 Options on Japanese Yen  May 96/97.59       188,561        11,180
270,000 Swiss Bank Corp. OTC Put
Options on Japanese Yen   June 96/97.21      253,567        16,011
TOTAL PURCHASED OPTIONS
(Cost $45,739)                                              51,528
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $13,252,603)                                          $ 14,958,063
LEGEND
(1.) Non-income producing
(2.) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Grand Palais
  Enterprises, Inc. 6/11/93 $6,598,000
(3.) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $22,152,000 or 0.1% of net assets.
(4.) Affiliated company (see Note 8 of Notes to Financial Statements). OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  79.6%
Japan  9.4
Canada  3.3
Malaysia  1.8
United Kingdom  1.1
Thailand  1.0
Mexico  1.0
Others (individually less than 1%)  2.8
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31, 1995, the aggregate cost of investment securities for income tax purposes was $13,325,351,000. Net unrealized appreciation aggregated $1,632,712,000, of which $1,812,906,000 related to appreciated investment securities and $180,194,000 related to depreciated investment securities.
The fund hereby designates $83,760,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER SHARE AMOUNTS) DECEMBER 31, 1995

ASSETS

Investment in securities, at value (including repurchase                         $ 14,958,063
agreements of $1,010,660) (cost $13,252,603) -
See accompanying schedule

Cash                                                                              1

Receivable for investments sold                                                   354,624

Receivable for fund shares sold                                                   53,249

Dividends receivable                                                              11,629

Interest receivable                                                               18,331

Other receivables                                                                 2,416

U.S. Treasury obligations, at value, held as collateral for                       308,474
securities loaned

 TOTAL ASSETS                                                                     15,706,787

LIABILITIES

Payable for investments purchased                                    $ 414,588

Payable for fund shares redeemed                                      27,348

Distributions payable                                                 19,325

Accrued management fee                                                8,708

Other payables and accrued expenses                                   6,297

Collateral on securities loaned, at value                             372,659

 TOTAL LIABILITIES                                                                848,925

NET ASSETS                                                                       $ 14,857,862

Net Assets consist of:

Paid in capital                                                                  $ 12,311,806

Distributions in excess of net investment income                                  (2,312)

Accumulated undistributed net realized gain (loss) on                             842,911
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                     1,705,457
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 390,758 shares outstanding                                       $ 14,857,862

NET ASSET VALUE and redemption price per share                                    $38.02
($14,857,862 (divided by) 390,758 shares)

Maximum offering price per share (100/97.00 of $38.02)                            $39.20


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME                                                       $ 112,568
Dividends (including $2,656 received from affiliated
issuers)

Interest (including income on securities loaned of                       51,055
$2,783)

 TOTAL INCOME                                                            163,623

EXPENSES

Management fee                                             $ 71,702
Basic fee

 Performance adjustment                                     11,242

Transfer agent fees                                         27,673

Accounting and security lending fees                        893

Non-interested trustees' compensation                       88

Custodian fees and expenses                                 1,474

Registration fees                                           1,803

Audit                                                       84

Legal                                                       54

Interest                                                    27

Miscellaneous                                               99

 Total expenses before reductions                           115,139

 Expense reductions                                         (2,416)      112,723

NET INVESTMENT INCOME                                                    50,900

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain of          2,173,609
$26,349
 on sales of investments in affiliated issuers)

 Foreign currency transactions                              (19,893)     2,153,716

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      1,255,450

 Assets and liabilities in foreign currencies               5,726        1,261,176

NET GAIN (LOSS)                                                          3,414,892

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 3,465,792
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                       YEAR ENDED      YEAR ENDED
                                                           DECEMBER 31,    DECEMBER 31,
                                                           1995            1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 50,900        $ 46,141
Net investment income

 Net realized gain (loss)                                   2,153,716       (223,809)

 Change in net unrealized appreciation (depreciation)       1,261,176       72,425

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            3,465,792       (105,243)
FROM OPERATIONS

Distributions to shareholders                               (32,239)        -
From net investment income

 From net realized gain                                     (1,121,208)     (46,899)

 TOTAL DISTRIBUTIONS                                        (1,153,447)     (46,899)

Share transactions                                          5,506,303       4,739,576
Net proceeds from sales of shares

 Reinvestment of distributions                              1,134,123       45,585

 Cost of shares redeemed                                    (2,789,091)     (2,146,397)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            3,851,335       2,638,764
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   6,163,680       2,486,622

NET ASSETS

 Beginning of period                                        8,694,182       6,207,560

 End of period (including (over) under distributions of    $ 14,857,862    $ 8,694,182
net investment income of $(2,312) and $16,028,
respectively)

OTHER INFORMATION
Shares

 Sold                                                       150,801         154,793

 Issued in reinvestment of distributions                    30,067          1,465

 Redeemed                                                   (77,218)        (70,436)

 Net increase (decrease)                                    103,650         85,822


FINANCIAL HIGHLIGHTS

                                        YEARS ENDED DECEMBER 31,

                                        1995                       1994       1993 E    1992 C    1991

SELECTED PER-SHARE DATA

Net asset value, beginning of period    $ 30.28                    $ 30.84    $ 27.47   $ 25.60   $ 17.35

Income from Investment Operations

 Net investment income                   .03                        .06        .14       .32 D     .22

 Net realized and unrealized             10.93                      (.40)      5.66      3.67      9.20
 gain (loss)

 Total from investment operations        10.96                      (.34)      5.80      3.99      9.42

Less Distributions                       (.09)                      -          (.11)     (.20)     (.11)
From net investment income

 In excess of net investment             -                          -          (.07)     -         -
income

 From net realized gain                  (3.13)                     (.22)      (2.25)    (1.92)    (1.06)

  Total distributions                    (3.22)                     (.22)      (2.43)    (2.12)    (1.17)

Net asset value, end of period          $ 38.02                    $ 30.28    $ 30.84   $ 27.47   $ 25.60

TOTAL RETURN A, B                        36.28%                     (1.12)%    21.43%    15.89%    54.92%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period               $ 14,858                   $ 8,694    $ 6,208   $ 1,986   $ 1,000
(in millions)

Ratio of expenses to average             .98%                       1.03%      1.08%     .87%      .89%
net assets

Ratio of expenses to average net         .96%                       1.00%      1.06%     .87%      .89%
assets after expense reductions         F                          F          F

Ratio of net investment income to        .44%                       .59%       .46%      1.19%     1.01%
average net assets

Portfolio turnover rate                  223%                       235%       255%      297%      217%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C AS OF JANUARY 1, 1992 THE FUND DISCONTINUED THE USE OF EQUALIZATION
ACCOUNTING.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR HAS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE FUND'S EXPENSES (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS). NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Contrafund (the fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts and foreign currency options, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value is shown in the schedule of investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $27,398,167,000 and $24,598,665,000, respectively, of which U.S. government and government agency obligations aggregated $2,853,342,000 and $1,702,748,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
assets of all the mutual funds advised by FMR. The rates ranged from .2700% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20%) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .71% of average net assets after the performance adjustment.
The Board of Trustees has approved a new group fee rate schedule with rates ranging from .2500% to .5200%. Effective January 1, 1996, FMR voluntarily agreed to implement this new group fee rate schedule as it results in the same or a lower management fee.
SALES LOAD. For the period, Fidelity Distributors Corporation, an affiliate of FMR and the general distributor of the fund, received sales charges of $11,146,000 on sales of shares of the fund.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annual rate of .24% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $10,350,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $366,913,000 and $372,659,000, respectively.
6. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $51,030,000. The weighted average interest rate was 6.4375%.
7. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $2,416,000 under this arrangement.
8. TRANSACTIONS WITH
AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
DOLLAR AMOUNTS IN THOUSANDS PURCHASE SALES DIVIDEND MARKET
AFFILIATE COST COST INCOME VALUE
Actel Corp.   $ 16,785 $ 3,426 $ - $ -
Active Voice Corp.    1,464  2,690  -  -
Adflex Solutions   4,944  1,751  -  13,624
American Radio Systems Corp.
 Class A   3,318  -  -  11,292
Apertus Technologies, Inc.   6,137  6,746  -  -
Avid Technology, Inc.   12,660  22,990  -  -
BDM International, Inc.   933  -   -  6,743
Bio-Rad Laboratories, Inc. Class A   680  1,936  -  -
CACI International, Inc. Class A   1,081  -   -  7,936
C A E Industries Ltd.   548  -   162  42,523
Cambrex Corp.    3,477  705  96  21,345
Camco International, Inc.   15,628  280  428  68,033
Cato Corp. Class A   8,194  1,911  254  15,378
Champion Enterprises, Inc.   6,117  20,375  -  -
Chaus (Bernard), Inc.   676  65  -  -
Chesapeake Energy Corp.   -   1,478  -  -
Chips & Technologies, Inc.   8,237  8,429  -  -
Computer Products, Inc.   4,996  1,074  -  16,678
Conmed Corp.    -   271  -  -
Credence Systems Corp.    594  2,316  -  -
CyCare Systems, Inc.   5,735  9,760  -  10,819
Cyrk, Inc.   1,682  17,752  -  -
Dynatech Corp.    3,633  -   -  19,319
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
DOLLAR AMOUNTS IN THOUSANDS PURCHASE SALES DIVIDEND MARKET
AFFILIATE COST COST INCOME VALUE
Electronics For Imaging, Inc.  $ 2,641 $ 9,145 $ - $ -
Emmis Broadcasting Corp. Class A   13,326  2,479  -  24,171
EZ Communications, Inc. Class A   1,086  2,360  -  10,381
Falcon Drilling, Inc.   -   -   -  3,951
Filenet Corp.    21,687  6,267  -  44,697
Gleason Corp.   -  3,403  97  9,214
Glendale Federal Bank Federal
 Savings Bank   2,170  -  -  37,970
Goody's Family Clothing   7,575  -  4  13,646
Grand Palais Enterprises, Inc.   -  -  -  -
Ground Round Restaurant, Inc.   -  3,935  -  -
Heritage Media Corp. Class A   1,842  11,260  -  -
Hologic, Inc.    -  118  -  -
Imo Industries, Inc.   -  5,014  -  -
In Focus Systems, Inc.   23,310  16,956  -  -
Inter-Tel, Inc.    -  914  -  -
Intersovl, Inc.    1,796  1,920  -  -
ITI Technologies   1,086  4,912  -  -
Kronos, Inc.    6,673  3,240  -  21,380
Long Island Bancorp, Inc.   -  705  134  -
Malaysian Plantations BHD   -  -  -  15,150
Medaphis Corp.    16,178  27,260  -  -
Metro Pacific, Inc. Class B   -  -  -  28,002
Microcom, Inc.   8,136  7,867  -   -
Network Peripherals, Inc.   -  6,620  -  -
North American Biologicals, Inc.   2,003  4,499  -  -
Perceptron, Inc.    3,927  6,071  -  -
Progress Software Corp.   12,776  7,510  -  32,693
Proxima Corp.    118  7,291  -  -
PSC, Inc.    684  2,715  -  -
Puritan-Bennett Corp.    2,069  -  -  -
Quorum Health Group, Inc.   -  1,078  -  -
Richfood Holdings, Inc. Class A   10,399  2,188  179  47,650
Rohr Industries, Inc.   -  -  -  13,127
Rykoff-Sexton, Inc.    8,837  3,480  65  19,344
Safeskin Corp.    -  2,068  -  -
Saga Communications, Inc. Class A   127  3,537  -  -
Sanifill, Inc.    3,314  5,995  -  -
Sepracor, Inc.    8,491  -  -  29,354
Sevenson Environmental Services, Inc.   167  -  95  7,570
Shared Medical Systems Corp.   1,390  8,971  268  -
Showboat, Inc.    5,010  -  25  25,598
Silicon Valley Group, Inc.    3,388  8,820  -  -
Sinclair Broadcasting Group, Inc.
 Class A   1,353  1,441  -  -
Smedvig AS   -  -  -  31,822
Smith International, Inc.   24,603  1,280  -  90,405
Sonat Offshore Drilling, Inc.   8,277  3,793  90  69,210
Special Devices, Inc.   1,734  3,632  -  6,123
SPSS, Inc.    2,514  5,221  -  -
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
DOLLAR AMOUNTS IN THOUSANDS PURCHASE SALES DIVIDEND MARKET
AFFILIATE COST COST INCOME VALUE
State of The Art, Inc.  $ 713 $ 2,132 $ - $ -
Sturm Ruger & Co., Inc.   806  10,176  613  -
Tech-Sym Corp.    5,560  834  -  14,564
Tel-Save Holdings, Inc.   861  -  -  3,380
Today's Man, Inc.   -  2,059  -  -
Tongkah Holdings BHD   -  -  -  16,312
Tracor, Inc.    3,133  4,763  -  -
Truevision, Inc.   -  1,200  -  3,652
United Waste Systems, Inc.   3,090  8,197  -  -
Warnaco Group, Inc. Class A   -  6,216  146  -
Western Waste Industries, Inc.   2,002  12,666  -  -
Zycon Corp.    -  68  -  4,013
Totals  $ 332,371 $ 346,231 $ 2,656 $ 857,069
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and the Shareholders of Fidelity Contrafund:
We have audited the accompanying statement of assets and liabilities of Fidelity Contrafund, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Contrafund as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 31, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Contrafund voted to pay on February 5, 1996, to shareholders of record at the opening of business on February 2, 1996, a distribution of $2.00 derived from capital gains realized from sales of portfolio securities.
A total of 2.28% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund notified shareholders in January 1996 of the applicable percentage for use in preparing 1995 income tax returns.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Will Danoff, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE